Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenues by Geographic Locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	$ 572,478	$ 504,158	$ 404,121
Fujian [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	434,998	362,620	267,393
Beijing [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	27,707	30,721	29,110
Liaoning [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	19,150	9,106	8,817
Zhejiang [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	15,068	18,297	15,448
Guangdong [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	11,619	14,343	14,130
Others [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	$ 63,936	$ 69,071	$ 69,223